Annual Total Returns- NORTHERN INSTITUTIONAL US GOVERNMENT SELECT PORTFOLIO (Siebert Williams Shank Shares) [BarChart] - Siebert Williams Shank Shares - NORTHERN INSTITUTIONAL US GOVERNMENT SELECT PORTFOLIO - Siebert Williams Shank Shares	2015	2016	2017	2018	2019	2020
Total	0.02%	0.23%	0.73%	1.68%	2.08%	0.40%